iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .4%
Aristocrat Leisure Ltd. ...................... 824,712 $ 28,374,606
ASX Ltd. .............................. 287,087 12,566,651
Brambles Ltd. ........................... 2,011,233 32,767,958
CAR Group Ltd. .......................... 574,791 10,603,066
Cochlear Ltd. ........................... 98,894 6,728,870
Coles Group Ltd. ......................... 1,991,969 31,747,994
Commonwealth Bank of Australia .............. 1,606,388 202,335,204
Computershare Ltd. ....................... 779,594 17,127,050
CSL Ltd. ............................... 716,193 64,643,978
Evolution Mining Ltd. ...................... 3,012,654 26,635,309
Goodman Group ......................... 3,017,135 65,368,468
Insurance Australia Group Ltd. ................ 3,535,229 19,224,925
Lottery Corp. Ltd. (The) ..................... 3,338,232 13,363,304
Lynas Rare Earths Ltd.
(a)
.................... 1,335,642 18,947,645
Macquarie Group Ltd. ...................... 534,721 91,860,893
Medibank Pvt Ltd. ........................ 4,137,681 14,069,483
Northern Star Resources Ltd. ................. 2,012,406 30,846,623
Pro Medicus Ltd. ......................... 87,875 8,624,721
Qantas Airways Ltd. ....................... 1,137,187 6,953,205
REA Group Ltd. .......................... 80,189 9,927,789
SGH Ltd. .............................. 309,201 8,757,434
Sigma Healthcare Ltd. ..................... 7,773,772 15,716,182
Telstra Group Ltd. ........................ 5,872,693 22,554,208
Transurban Group ........................ 4,602,011 46,640,272
Wesfarmers Ltd. ......................... 1,676,583 89,064,025
WiseTech Global Ltd. ...................... 304,886 9,602,546
Woolworths Group Ltd. ..................... 1,804,935 44,817,424
Xero Ltd.
(a)
............................. 248,072 14,568,825
964,438,658
a
Austria  —  0 .1%
BAWAG Group AG
(b)
....................... 58,756 10,062,010
Raiffeisen Bank International AG .............. 72,849 3,973,594
Verbund AG ............................ 103,489 7,808,579
21,844,183
a
Belgium  —  1 .7%
Anheuser-Busch InBev SA/N.V. ............... 1,486,695 112,337,015
Argenx SE
(a)
............................ 91,389 71,669,785
D'ieteren Group .......................... 31,950 6,602,189
Financiere de Tubize SA .................... 11,000 2,533,100
Lotus Bakeries N.V. ....................... 614 7,391,582
UCB SA ............................... 187,203 50,973,745
251,507,416
a
China  —  0 .0%
Wharf Holdings Ltd. (The) ................... 1,688,000 5,573,148
a
Denmark  —  2 .7%
Carlsberg A.S. , Class B .................... 91,805 12,431,664
Coloplast A.S. , Class B ..................... 98,193 6,065,741
Demant A.S.
(a) (c)
.......................... 151,582 4,807,206
DSV A.S. .............................. 301,890 74,246,766
Genmab A.S.
(a)
.......................... 90,706 24,016,812
Novo Nordisk A.S. , Class B .................. 4,733,303 201,335,460
Novonesis Novozymes B ................... 522,901 32,130,037
Pandora A.S. ........................... 120,939 9,203,331
ROCKWOOL A.S. , Class B .................. 151,087 4,398,216
Vestas Wind Systems A.S. .................. 1,494,349 45,950,324
414,585,557
a
Security Shares Value
a
Finland  —  0 .7%
Kone OYJ , Class B ....................... 253,630 $ 16,133,864
Metso OYJ ............................. 976,160 16,862,498
Neste OYJ ............................. 627,919 21,690,052
Orion OYJ , Class B ....................... 164,735 13,308,666
Wartsila OYJ Abp ......................... 745,537 31,310,440
99,305,520
a
France  —  11 .6%
Accor SA .............................. 282,786 13,994,720
Aeroports de Paris SA ..................... 53,457 6,490,942
Air Liquide SA ........................... 851,717 183,238,531
Airbus SE .............................. 877,532 180,911,438
Alstom SA
(a)
............................ 256,879 5,161,800
ArcelorMittal SA .......................... 225,392 13,085,176
BioMerieux ............................. 63,635 5,369,837
Bureau Veritas SA ........................ 509,847 15,623,410
Dassault Aviation SA ...................... 29,578 10,343,360
Dassault Systemes SE ..................... 999,855 22,530,340
EssilorLuxottica SA ....................... 443,089 93,788,442
Eurofins Scientific SE ...................... 91,044 6,328,683
Euronext N.V.
(b)
.......................... 57,378 9,604,572
Getlink SE ............................. 240,239 5,376,909
Hermes International SCA ................... 46,771 89,477,648
Kering SA .............................. 39,223 10,790,769
Legrand SA ............................ 387,332 69,395,726
L'Oreal SA ............................. 354,730 152,778,285
LVMH Moet Hennessy Louis Vuitton SE .......... 367,492 196,317,599
Renault SA ............................. 106,630 3,745,827
Safran SA .............................. 522,607 167,815,661
Sartorius Stedim Biotech .................... 44,804 8,280,295
Schneider Electric SE ...................... 809,679 257,646,931
Societe Generale SA ...................... 356,116 28,667,343
STMicroelectronics N.V. .................... 1,002,468 54,610,433
Thales SA .............................. 137,142 37,677,995
Vinci SA ............................... 727,808 110,060,755
1,759,113,427
a
Germany  —  9 .3%
adidas AG ............................. 253,012 43,785,637
Beiersdorf AG
(c)
.......................... 143,568 11,901,737
Commerzbank AG ........................ 702,688 29,044,818
Continental AG .......................... 60,758 4,597,135
CTS Eventim AG & Co. KGaA ................ 95,811 6,323,880
Delivery Hero SE
(a) (b)
....................... 300,428 7,311,869
Deutsche Bank AG , Registered ............... 1,340,616 41,651,637
Deutsche Boerse AG ...................... 278,081 85,314,616
Deutsche Telekom AG , Registered ............. 1,898,097 61,309,743
E.ON SE .............................. 3,315,590 73,507,435
GEA Group AG .......................... 219,876 15,035,469
Heidelberg Materials AG .................... 198,139 43,718,003
Hensoldt AG
(c)
........................... 97,643 8,810,709
HOCHTIEF AG .......................... 23,006 12,373,293
Infineon Technologies AG ................... 1,923,522 129,366,944
Knorr-Bremse AG ........................ 109,444 12,764,774
MTU Aero Engines AG ..................... 79,852 27,385,747
Nemetschek SE .......................... 89,539 6,498,208
QIAGEN N.V. ........................... 160,124 5,462,076
Rational AG ............................ 7,877 5,759,632
Rheinmetall AG .......................... 67,648 107,885,690
SAP SE ............................... 1,533,774 257,510,013
Scout24 SE
(b)
........................... 114,703 9,550,435
Siemens AG , Registered .................... 395,415 117,501,941
Siemens Energy AG ....................... 1,144,510 242,546,579
Siemens Healthineers AG
(b)
.................. 330,029 13,532,562

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
Symrise AG ............................ 199,040 $ 17,607,206
Talanx AG .............................. 97,591 12,720,034
Zalando SE
(a) (b)
.......................... 343,035 8,472,929
1,419,250,751
a
Hong Kong  —  1 .8%
AIA Group Ltd. .......................... 10,393,600 114,108,874
Futu Holdings Ltd. , ADR .................... 84,241 13,016,077
Galaxy Entertainment Group Ltd. .............. 3,096,000 13,208,662
Hong Kong & China Gas Co. Ltd. .............. 17,263,000 15,982,468
Hong Kong Exchanges & Clearing Ltd. .......... 1,215,600 64,746,143
Jardine Matheson Holdings Ltd. ............... 90,600 6,176,409
Sands China Ltd. ......................... 3,750,800 7,869,752
Techtronic Industries Co. Ltd. ................. 2,158,500 31,297,596
266,405,981
a
Ireland  —  0 .3%
Kingspan Group PLC ...................... 227,974 21,092,984
Ryanair Holdings PLC ..................... 1,241,814 32,581,666
53,674,650
a
Israel  —  1 .0%
Check Point Software Technologies Ltd.
(a)
........ 128,097 14,407,070
Cyberark Software Ltd.
(a)
.................... 47,957 2,158,065
Elbit Systems Ltd. ........................ 41,136 34,222,982
ICL Group Ltd. ........................... 1,149,148 6,153,308
Monday.com Ltd.
(a)
........................ 67,904 4,472,836
Nice Ltd.
(a)
............................. 91,295 9,331,938
Nova Ltd.
(a)
............................. 44,142 22,041,711
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 600,302 21,052,591
Tower Semiconductor Ltd.
(a)
.................. 167,940 34,997,134
148,837,635
a
Italy  —  1 .7%
Ferrari N.V. ............................. 185,789 64,292,439
Leonardo SpA ........................... 598,044 37,345,311
Moncler SpA ............................ 347,600 20,985,177
Prysmian SpA ........................... 415,584 63,214,110
Recordati Industria Chimica e Farmaceutica SpA ... 174,525 10,190,109
UniCredit SpA ........................... 725,365 56,057,923
252,085,069
a
Japan  —  23 .5%
Advantest Corp. .......................... 1,131,400 211,253,349
Aeon Co. Ltd. ........................... 3,280,500 31,640,989
Ajinomoto Co., Inc. ........................ 1,343,700 43,187,052
ANA Holdings, Inc. ........................ 166,500 2,766,929
Asics Corp. ............................. 1,027,600 29,181,385
Bandai Namco Holdings, Inc. ................. 444,400 10,201,333
Capcom Co. Ltd. ......................... 513,200 10,835,504
Central Japan Railway Co. .................. 740,000 17,752,944
Chugai Pharmaceutical Co. Ltd. ............... 985,500 52,556,084
Daifuku Co. Ltd. .......................... 477,000 20,855,230
Daiichi Sankyo Co. Ltd. ..................... 2,667,600 43,332,718
Daikin Industries Ltd. ...................... 385,000 54,398,648
Disco Corp. ............................. 135,100 64,278,196
East Japan Railway Co. .................... 1,431,600 31,250,266
Ebara Corp. ............................ 685,900 23,463,206
FANUC Corp. ........................... 689,700 30,466,164
Fast Retailing Co. Ltd. ..................... 281,100 132,326,476
Fuji Electric Co. Ltd. ....................... 70,000 5,883,137
Fujikura Ltd. ............................ 2,228,300 85,974,464
Fujitsu Ltd. ............................. 1,686,200 33,844,301
Hankyu Hanshin Holdings, Inc. ................ 178,500 5,151,308
Hitachi Ltd. ............................. 6,739,500 214,304,952
Hoya Corp. ............................. 499,800 93,334,515
Security Shares Value
a
Japan (continued)
Ibiden Co. Ltd. ........................... 352,300 $ 30,132,264
IHI Corp. .............................. 1,526,600 27,884,204
ITOCHU Corp. .......................... 8,761,800 108,585,852
Japan Airlines Co. Ltd. ..................... 134,700 2,118,274
JX Advanced Metals Corp. .................. 831,000 25,781,208
Kajima Corp. ............................ 625,900 24,462,711
Kawasaki Heavy Industries Ltd. ............... 1,110,800 22,836,280
Keyence Corp. .......................... 286,748 131,521,537
Kikkoman Corp. .......................... 374,600 3,403,363
Kioxia Holdings Corp.
(a)
..................... 181,800 43,988,067
Kirin Holdings Co. Ltd. ..................... 590,000 9,303,741
Konami Group Corp. ...................... 148,500 17,830,864
Kyowa Kirin Co. Ltd. ....................... 373,800 5,631,632
Lasertec Corp. .......................... 118,500 32,750,830
LY Corp. ............................... 4,086,300 10,747,895
M3, Inc. ............................... 686,200 6,609,787
MatsukiyoCocokara & Co. ................... 488,000 7,125,726
MINEBEA MITSUMI, Inc. ................... 538,100 10,758,266
Mitsubishi Electric Corp. .................... 2,827,900 113,486,385
Mitsubishi Estate Co. Ltd. ................... 557,700 15,893,460
Mitsubishi Heavy Industries Ltd. ............... 4,714,500 140,708,390
Mitsui Fudosan Co. Ltd. .................... 3,894,600 42,653,751
MonotaRO Co. Ltd. ....................... 388,500 4,619,528
NEC Corp. ............................. 1,914,000 50,912,419
Nexon Co. Ltd. .......................... 565,800 9,552,106
NIDEC CORP.
(a)
.......................... 1,232,800 18,989,753
Nintendo Co. Ltd. ......................... 1,645,300 80,486,247
Nippon Paint Holdings Co. Ltd. ................ 1,405,800 8,866,418
Nippon Sanso Holdings Corp.
(c)
............... 256,800 9,053,603
Nissan Motor Co. Ltd.
(a) (c)
.................... 3,438,300 7,866,887
Nitto Denko Corp. ........................ 502,300 9,553,876
Nomura Research Institute Ltd. ............... 558,870 15,083,755
Obic Co. Ltd. ............................ 478,100 12,704,623
Olympus Corp. .......................... 829,300 8,156,592
Oracle Corp. Japan ....................... 58,700 3,241,051
Oriental Land Co. Ltd. ..................... 1,610,700 22,409,633
Otsuka Holdings Co. Ltd. ................... 636,700 46,404,070
Pan Pacific International Holdings Corp. ......... 2,817,500 15,935,924
Rakuten Group, Inc.
(a)
...................... 1,469,100 7,152,778
Recruit Holdings Co. Ltd. ................... 2,076,400 96,189,156
Resona Holdings, Inc. ..................... 1,533,900 19,185,503
Ryohin Keikaku Co. Ltd. .................... 746,900 17,256,155
Sanrio Co. Ltd.
(c)
......................... 1,351,100 7,873,680
SCREEN Holdings Co. Ltd. .................. 244,200 16,190,710
Seibu Holdings, Inc. ....................... 321,200 7,558,634
Seven & i Holdings Co. Ltd. .................. 3,071,000 36,701,741
Shimadzu Corp. .......................... 176,000 4,091,203
Shimizu Corp. ........................... 267,700 5,171,989
Shin-Etsu Chemical Co. Ltd. ................. 2,498,300 115,027,161
Shiseido Co. Ltd. ......................... 591,800 12,087,458
SoftBank Group Corp. ..................... 3,559,000 121,571,190
Sompo Holdings, Inc. ...................... 465,000 17,305,163
Sony Financial Group, Inc. .................. 9,030,900 8,102,224
Sony Group Corp. ........................ 5,883,300 117,873,846
Sumitomo Electric Industries Ltd. .............. 1,048,500 69,027,174
Sysmex Corp. ........................... 748,000 6,605,169
T&D Holdings, Inc. ........................ 692,500 16,777,898
Taisei Corp. ............................ 217,500 23,585,861
TDK Corp. ............................. 2,864,800 52,381,148
Terumo Corp. ........................... 1,967,400 25,033,219
TIS, Inc. ............................... 315,400 6,874,152
Toho Co. Ltd. ........................... 813,700 7,570,209
Tokio Marine Holdings, Inc. .................. 1,764,200 80,794,663
Tokyo Electron Ltd. ....................... 659,400 194,313,724

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Tokyo Gas Co. Ltd. ....................... 467,500 $ 19,854,661
Tokyu Corp. ............................ 766,400 8,148,400
Unicharm Corp. .......................... 1,657,800 9,658,455
Yokogawa Electric Corp. .................... 340,300 11,848,471
Zensho Holdings Co. Ltd. ................... 137,000 7,550,754
ZOZO, Inc. ............................. 705,800 4,751,769
3,560,404,440
a
Netherlands  —  7 .8%
Adyen N.V.
(a) (b)
........................... 37,196 41,974,023
ASM International N.V. ..................... 69,209 67,705,474
ASML Holding N.V. ....................... 573,216 828,609,870
BE Semiconductor Industries N.V. ............. 108,644 31,779,948
Coca-Cola Europacific Partners PLC ............ 307,871 29,115,360
CSG N.V.
(a)
............................. 302,697 6,555,656
CVC Capital Partners PLC
(b)
................. 313,934 4,778,041
EXOR N.V. ............................. 51,474 4,037,795
InPost SA
(a)
............................. 386,569 6,933,608
Koninklijke Philips N.V. ..................... 397,825 10,493,735
Magnum Ice Cream Co. N.V. (The)
(a) (c)
........... 270,633 3,951,296
Prosus N.V.
(a)
........................... 1,946,507 94,236,175
Universal Music Group N.V. .................. 1,620,043 33,968,404
Wolters Kluwer N.V. ....................... 345,107 26,934,017
1,191,073,402
a
New Zealand  —  0 .2%
Fisher & Paykel Healthcare Corp. Ltd. ........... 875,255 18,861,979
Infratil Ltd. ............................. 1,416,087 10,431,625
29,293,604
a
Norway  —  0 .4%
Gjensidige Forsikring ASA ................... 303,987 8,539,316
Kongsberg Gruppen ASA ................... 652,200 21,822,833
Mowi ASA .............................. 698,681 15,501,806
Norsk Hydro ASA ......................... 1,356,897 14,975,414
Salmar ASA ............................ 99,805 6,021,889
66,861,258
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 4,005,847 4,281,774
EDP Renovaveis SA ....................... 466,272 7,796,427
Galp Energia SGPS SA .................... 399,620 9,347,091
Jeronimo Martins SGPS SA .................. 426,576 10,243,315
31,668,607
a
Singapore  —  1 .5%
DBS Group Holdings Ltd. ................... 2,004,940 92,449,121
Grab Holdings Ltd. , Class A
(a)
................. 3,595,790 13,735,918
Keppel Ltd. ............................. 2,212,600 18,938,564
Keppel REIT ............................ 245,844 173,090
Sea Ltd. , Class A , ADR
(a)
.................... 596,051 50,592,809
Singapore Exchange Ltd. ................... 1,317,372 22,525,402
Singapore Technologies Engineering Ltd. ......... 2,480,500 21,020,939
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,074,800 7,076,030
226,511,873
a
Spain  —  2 .0%
Acciona SA ............................. 18,963 5,519,797
ACS Actividades de Construccion y Servicios SA ... 262,876 37,889,538
Aena SME SA
(b)
.......................... 1,111,152 30,348,455
Amadeus IT Group SA ..................... 665,952 38,426,958
Cellnex Telecom SA
(b)
...................... 710,471 23,916,308
Ferrovial N.V. ........................... 760,269 52,208,806
Grifols SA .............................. 468,154 4,936,245
Indra Sistemas SA
(c)
....................... 121,512 6,988,684
Industria de Diseno Textil SA ................. 1,605,534 96,092,225
Security Shares Value
a
Spain (continued)
International Consolidated Airlines Group SA , Class DI 1,797,973 $ 9,070,253
305,397,269
a
Sweden  —  4 .1%
AddTech AB , Class B ...................... 382,774 14,057,751
Alfa Laval AB ........................... 429,851 25,868,109
Assa Abloy AB , Class B .................... 1,477,789 56,876,694
Atlas Copco AB , Class A .................... 3,955,982 76,024,603
Atlas Copco AB , Class B .................... 2,308,083 39,355,398
Beijer Ref AB ........................... 602,678 8,538,529
Boliden AB ............................. 146,596 7,705,874
Epiroc AB , Class A ........................ 978,062 28,236,056
Epiroc AB , Class B ........................ 585,599 14,591,811
EQT AB ............................... 727,336 23,733,371
Evolution AB
(b)
........................... 127,353 8,975,290
H & M Hennes & Mauritz AB , Class B ........... 363,843 6,530,144
Hexagon AB , Class B ...................... 2,007,134 21,927,818
Industrivarden AB , Class A .................. 59,595 3,166,029
Industrivarden AB , Class C .................. 86,050 4,527,581
Indutrade AB ............................ 415,765 8,982,112
Investment AB Latour , Class B ................ 226,146 5,191,579
Lifco AB , Class B ......................... 343,393 10,804,939
Nibe Industrier AB , Class B .................. 2,303,921 10,473,282
Saab AB , Class B ........................ 473,964 28,771,134
Sagax AB , Class B ........................ 173,810 3,458,975
Sandvik AB ............................. 1,571,361 66,102,633
Spotify Technology SA
(a)
.................... 230,387 102,879,315
Swedish Orphan Biovitrum AB
(a)
............... 297,369 13,950,498
Tele2 AB , Class B ........................ 298,317 6,121,270
Telia Co. AB ............................ 3,512,833 18,361,736
Trelleborg AB , Class B ..................... 111,308 4,570,198
Verisure PLC
(a)
.......................... 403,562 5,042,460
624,825,189
a
Switzerland  —  10 .2%
ABB Ltd. , Registered ...................... 2,314,607 234,098,573
Alcon AG .............................. 738,044 55,096,678
Avolta AG
(a)
............................. 130,900 7,233,998
Barry Callebaut AG , Registered
(c)
.............. 5,316 7,967,934
Belimo Holding AG , Registered ............... 14,669 13,433,269
BKW AG .............................. 31,441 6,284,868
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 1,339 16,408,684
Chocoladefabriken Lindt & Spruengli AG , Registered . 149 19,241,185
Cie Financiere Richemont SA , Class A, Registered .. 791,828 151,965,467
EMS-Chemie Holding AG , Registered ........... 3,875 3,303,143
Galderma Group AG ....................... 273,354 57,347,850
Geberit AG , Registered ..................... 32,705 22,100,751
Givaudan SA , Registered ................... 8,875 31,648,767
Logitech International SA , Registered ........... 147,942 14,603,722
Lonza Group AG , Registered ................. 103,623 63,709,589
Novartis AG , Registered .................... 2,807,658 414,942,848
Partners Group Holding AG .................. 33,572 36,499,563
Roche Holding AG , Bearer .................. 23,834 9,968,847
Sandoz Group AG ........................ 617,647 49,543,592
Schindler Holding AG , Participation Certificates , NVS 30,315 10,598,686
Schindler Holding AG , Registered .............. 18,411 6,164,756
SGS SA , Registered ....................... 86,313 9,352,016
Sika AG , Registered ....................... 113,203 20,882,129
Sonova Holding AG , Registered ............... 75,330 16,512,945
Straumann Holding AG , Registered ............. 165,940 18,009,266
Swatch Group AG (The) , Bearer ............... 43,083 10,000,791
UBS Group AG , Registered .................. 4,688,099 207,456,805

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
VAT Group AG
(b)
......................... 40,010 $ 30,057,527
1,544,434,249
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 50,450 1
a
United Kingdom  —  11 .8%
3i Group PLC ........................... 514,165 17,881,490
Airtel Africa PLC
(b)
........................ 1,337,870 6,461,409
Anglo American PLC ...................... 585,441 28,970,503
Antofagasta PLC ......................... 580,822 28,168,528
AstraZeneca PLC ........................ 2,290,378 434,535,578
Autotrader Group PLC
(b)
.................... 1,235,451 8,310,785
BAE Systems PLC ........................ 4,431,483 123,255,259
Centrica PLC ........................... 6,705,241 19,598,684
Coca-Cola HBC AG , Class DI
(a)
............... 319,638 18,644,134
Compass Group PLC ...................... 2,511,193 70,958,796
Endeavour Mining PLC ..................... 282,412 17,045,463
Entain PLC ............................. 895,556 6,610,078
Experian PLC ........................... 1,346,062 49,251,094
Fresnillo PLC ........................... 324,271 14,318,757
Halma PLC ............................. 556,865 33,510,827
Informa PLC ............................ 1,884,487 20,375,269
InterContinental Hotels Group PLC ............. 211,213 30,199,464
Intertek Group PLC ....................... 114,166 7,354,357
Lloyds Banking Group PLC .................. 30,436,822 41,372,857
London Stock Exchange Group PLC ............ 676,891 87,831,122
Marks & Spencer Group PLC ................. 3,014,550 13,540,861
Melrose Industries PLC ..................... 1,846,567 12,117,672
Next PLC .............................. 170,540 30,098,347
Pearson PLC ........................... 422,693 6,237,665
Prudential PLC .......................... 3,782,609 57,002,177
RELX PLC ............................. 2,678,620 97,679,441
Rentokil Initial PLC ........................ 1,307,389 8,814,098
Rolls-Royce Holdings PLC .................. 12,402,375 199,573,522
Sage Group PLC (The) ..................... 1,398,967 16,684,974
Smith & Nephew PLC ...................... 1,182,318 18,294,968
Smiths Group PLC ........................ 465,608 16,075,411
Spirax Group PLC ........................ 54,411 5,310,348
Standard Chartered PLC .................... 987,840 25,155,172
Sunbelt Rentals Holdings, Inc. ................ 612,241 46,018,471
Tesco PLC ............................. 9,431,645 61,866,819
Unilever PLC ........................... 1,122,976 65,486,482
United Utilities Group PLC ................... 998,763 19,807,658
Whitbread PLC .......................... 247,770 7,531,696
Wise PLC , Class A
(a)
....................... 978,397 13,992,378
1,785,942,614
a
United States  —  0 .3%
Nebius Group N.V. , Class A
(a) (c)
................ 318,407 44,013,399
a
Total Common Stocks — 99.3%
(Cost: $ 13,228,699,186 ) .............................. 15,067,047,900
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS .......... 39,786 $ 10,164,378
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 4,721,353 4,359,429
a
Total Preferred Stocks — 0.1%
(Cost: $ 17,969,283 ) ................................. 14,523,807
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (d)
................ 84,364 345,511
a
Total Rights — 0.0%
(Cost: $ 341,922 ) ................................... 345,511
a
Total Long-Term Investments — 99.4%
(Cost: $ 13,247,010,391 ) .............................. 15,081,917,218
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 75,061,011 75,083,530
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 8,513,896 8,513,896
a
Total Short-Term Securities — 0.5%
(Cost: $ 83,591,954 ) ................................. 83,597,426
Total Investments —  99.9%
(Cost: $ 13,330,602,345 ) .............................. 15,165,514,644
Other Assets Less Liabilities — 0 .1% ...................... 10,565,884
Net Assets — 100.0% ................................. $ 15,176,080,528
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 24,979,810  $ 50,107,207
(a)
$ —  $ (8,959) $ 5,472  $ 75,083,530  75,061,011  $ 117,672
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,690,000  4,823,896
(a)
—  —  —  8,513,896  8,513,896  108,255  —
$ —  $ (8,959) $ 5,472
$ 83,597,426
$ 225,927  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 103 06/11/26 $ 24,736 $ 855,453
Euro STOXX 50 Index .................................................................. 752 06/19/26 51,543 1,959,609
FTSE 100 Index ...................................................................... 77 06/19/26 10,890 223,889
$ 3,038,951

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Growth ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 797,200,858  $ 14,269,847,041  $ 1  $ 15,067,047,900
Preferred Stocks ......................................... —  14,523,807  —  14,523,807
Rights ................................................ —  —  345,511  345,511
Short-Term Securities
Money Market Funds ...................................... 83,597,426  —  —  83,597,426
$ 880,798,284  $ 14,284,370,848  $ 345,512  $ 15,165,514,644
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,038,951  $ —  $ —  $ 3,038,951
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)